Cash and cash equivalents	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents
7. Cash and cash equivalents
Closing cash and cash equivalents less overdrafts for the purposes of the cash flow statement differs from cash and cash equivalents on the Group balance sheet as per the following reconciliation:

Closing cash and cash equivalents less overdrafts	30 June 2022	31 December 2021	30 June 2021
	US$m	US$m	US$m
Balance per Group balance sheet	11,412	12,807	14,027
Bank overdrafts repayable on demand (unsecured)	(3)	(2)	(4)
Balance per Group cash flow statement	11,409	12,805	14,023